Net Loss Per Share Attributable to Common Stockholders - Potentially Dilutive Securities Outstanding (Details) - shares shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	82,613	80,147	82,613	80,147	79,020	79,135
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	61,332	61,332	61,332	61,332	61,332	61,332
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	19,511	15,909	19,511	15,909	15,125	13,596
Unvested early exercised stock options subject to repurchase
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	159	240	159	240	223	317
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	1,344	2,584	1,344	2,584	2,274	3,743
Contingently issuable shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities (in shares)	58	82	58	82	66	147